Sources of finance - Analysis of Future Anticipated Cash Flows Related to Debt (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019 [1]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Future anticipated cash flows	£ (14,829.9)	£ (13,915.7)
Effect of discounting/financing rates	1,235.2	1,070.4
Debt financing	(13,594.7)	(12,845.3)
Borrowings [member] | Within one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Future anticipated cash flows	(182.2)	(324.8)
Borrowings [member] | Between one and two years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Future anticipated cash flows	(725.6)	(204.0)
Borrowings [member] | Between two and three years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Future anticipated cash flows	(795.7)	(692.1)
Borrowings [member] | Between three and four years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Future anticipated cash flows	(649.1)	(726.3)
Borrowings [member] | Between four and five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Future anticipated cash flows	(528.2)	(634.2)
Borrowings [member] | Over five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Future anticipated cash flows	(3,387.1)	(2,761.9)
Borrowings [member] | Debt financing (including interest) under the Revolving Credit Facility and in relation to unsecured loan notes [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Future anticipated cash flows	(6,267.9)	(5,343.3)
Bank overdrafts [member] | Within one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Future anticipated cash flows	£ (8,562.0)	£ (8,572.4)

[1]	Figures have been restated as described in the accounting policies.